Schedule of initial carrying amount (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Oct. 28, 2025	Sep. 30, 2025	Jul. 07, 2025
Short-Term Debt [Line Items]
Principal amount				$ 7,650
Less: original issue discount				(2,118)
Add: fair value of derivative liabilities				298
Initial carrying amount of Notes at July 7, 2025				5,691
Less: issuance costs				(139)
Eloc Commitment Note [Member]
Short-Term Debt [Line Items]
Principal amount		$ 20,000
Less: original issue discount		(5,000)
Add: fair value of derivative liabilities		5,000
Initial carrying amount of Notes at July 7, 2025	$ 21,028	$ 20,000	$ 20,000
July Twenty Twenty Five Convertible Notes [Member]
Short-Term Debt [Line Items]
Principal amount				7,650
Less: original issue discount				(2,118)
Add: fair value of derivative liabilities				298
Initial carrying amount of Notes at July 7, 2025				5,691
Less: issuance costs				$ (139)